Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Beginning balance	$ 1,187,368
Ending balance	1,120,749	$ 1,187,368
Level 3
Statement [line items]
Beginning balance	14,078	14,708
Additions	500
Disposal	(283)	(151)
Recognized in other comprehensive income	152	(181)
Recognized in profit or loss	1,182	(298)
Ending balance	15,629	14,078
Financial assets at fair value through profit or loss, category | Level 3
Statement [line items]
Beginning balance	13,668	13,966
Additions	500
Disposal	0
Recognized in other comprehensive income	0
Recognized in profit or loss	1,182	(298)
Ending balance	15,350	13,668
Financial assets at fair value through other comprehensive income, category | Level 3
Statement [line items]
Beginning balance	410	742
Additions	0
Disposal	(283)	(151)
Recognized in other comprehensive income	152	(181)
Recognized in profit or loss	0
Ending balance	$ 279	$ 410